Investment Strategy - TAX EXEMPT BOND FUND OF AMERICA	Sep. 30, 2026
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3)
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund will not invest in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 65% in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	securities that are exempt from regular federal income tax.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	securities that are exempt from regular federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax.
THE TAX EXEMPT BOND FUND OF AMERICA (Class R-6)
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. Investments in derivatives may be counted toward the fund’s 80% investment policy to the extent that such derivatives provide investment exposure to the investments included within the policy or to one or more market risk factors associated with such investments. The fund will not invest in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 65% in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	securities that are exempt from regular federal income tax.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	securities that are exempt from regular federal income tax.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax.